(Vanguard Market Neutral Fund Retail) (Vanguard Market Neutral Fund)	12 Months Ended
Dec. 31, 2013
Vanguard Market Neutral Fund - Investor Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.03%
Vanguard Market Neutral Fund - Institutional Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.03%